Schedule of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Income tax benefit computed at the U.S. federal statutory rate			$ (9,685)	$ (4,717)
State and local income tax benefits, net of federal benefit			(689)	(731)
Change in valuation allowance			5,758	4,865
Non-deductible transaction costs				1,181
Fair value of warrants issued to investors			1,342	154
State tax rate change			(26)	(14)
Change in fair value of earnout liability			(92)	(6,695)
Stock-based compensation			1,996	1,107
Non-deductible executive compensation			1,232	1,916
Other			171	505
Provision (benefit) for income taxes	$ (24)	$ (2)	$ 7	$ (2,429)